JOINT COLLABORATION AGREEMENT	12 Months Ended
Dec. 31, 2013
JOINT COLLABORATION AGREEMENT[Abstract]
JOINT COLLABORATION AGREEMENT

NOTE 4 - JOINT COLLABORATION AGREEMENT

As described in Note 1, the Company has entered into a joint collaboration agreement with a Swedish vegetable oil company. The joint collaboration agreement's initial term ends on December 31, 2016. Thereafter the agreement will be automatically extended for consecutive periods of three years, unless terminated by a notice of either party at least 12 months prior to its expiration. Under the joint collaboration agreement and two related supply agreements entered into between the parties, the activities of the joint operations are allocated as follows:

The Company has the responsibility for production of the enzyme, research and development, marketing and business development activities. The Partner has responsibility for the supply chain (purchase and procurement of raw materials, managing stock, delivery and collection). Advanced Lipids operates as a low risk distributor of the joint collaboration. The Company recognizes revenues from its sales to the Partner only upon sale by Advanced Lipids to its customers. As described in Note 1f, the Company accounts for its investment in Advanced Lipids using the equity method of accounting and recognizes its 50% proportionate share of the profit or loss of Advanced Lipids. For the years ended December 31, 2013, 2012 and 2011, sales of the Company through this joint collaboration amounted to $16,666,000, $8,183,000 and $3,533,000, respectively. At December 31, 2013 and 2012, the receivable balance was $5,370,000 and $3,411,000, respectively.

The Company and the Partner have an ongoing dispute with regard to certain disclosures made by the Company in connection with its IPO, which according to the Partner violated certain non-disclosure obligations in its joint collaboration agreement with the Company. The Company maintains that it has complied with the requirements of the agreement and also requested a consultation in connection with breaches of the agreement that it alleges the Partner has made. The parties are currently engaged in a process to resolve such disputes according to the dispute resolution provisions that are included in the agreement. The Company does not know whether the Partner will pursue any claim and, if it does, the form that such claim might take. The outcome of this dispute and any legal proceedings, if commenced, is inherently uncertain. Any such proceedings could be disruptive to the joint venture's activities and require significant attention from management.